Condensed consolidated statements of financial position (unaudited) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	$ 895	$ 831
Intangible assets and goodwill	1,575	1,057
Associates and joint venture	70	309
Deferred tax assets	178	85
Other investments	1,476	1,023
Loan receivables in the financial services segment	626	420
Deposits, prepayments and other assets	215	178
Non-current assets	5,035	3,903
Current assets
Inventories	90	87
Trade and other receivables	249	240
Loan receivables in the financial services segment	1,539	760
Deposits, prepayments and other assets	232	189
Other investments	3,441	3,371
Cash and cash equivalents	2,859	3,433
Current assets	8,410	8,080
Total assets	13,445	11,983
Equity
Share capital and share premium	24,056	23,861
Reserves	22	337
Accumulated losses	(17,312)	(17,470)
Equity attributable to owners of the Company	6,766	6,728
Non-controlling interests	437	29
Total equity	7,203	6,757
Non-current liabilities
Loans and borrowings	409	373
Provisions	23	22
Other liabilities	248	169
Deferred tax liabilities	40	35
Non-current liabilities	720	599
Current liabilities
Loans and borrowings	1,624	1,680
Provisions	18	25
Trade payables and other liabilities	1,321	1,256
Deposits from customers in the banking business	2,513	1,629
Current tax liabilities	46	37
Current liabilities	5,522	4,627
Total liabilities	6,242	5,226
Total equity and liabilities	$ 13,445	$ 11,983